Voyage revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Voyage Revenues (Table)
	Years ended December 31,
	2021	2022	2023

Time charters	$745,442	$841,057	$494,970
Voyage charters	683,146	591,479	450,410
Pool revenues	(1,165)	4,620	3,889
	$1,427,423	$1,437,156	$949,269